Note 5 - Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Professional fees and consulting costs (including allocated costs)	$ 19,337	$ 442,793
Compensation	499,730	245,179
Interest	19,727	0
Taxes	67,207	85,000
Insurance	917,407	343,726
Total	$ 1,553,408	1,116,698
Banner Midstream Corp. [Member]
Professional fees and consulting costs (including allocated costs)		442,793	$ 3,799,795
Compensation		245,179	733,521
Interest		0	56,746
Taxes		85,000	58,697
Insurance		343,726	211,374
Total		$ 1,116,698	$ 4,860,133